Related-party Transactions (Details 3) - TWD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of transactions between related parties [line items]
Acquisition of property, plant and equipment		$ 10,976	$ 4,350	$ 7,391
Associates [member]
Disclosure of transactions between related parties [line items]
Acquisition of property, plant and equipment		6,527	1,549	7,391
Others [member]
Disclosure of transactions between related parties [line items]
Acquisition of property, plant and equipment	[1]	$ 4,449	$ 2,801	$ 0

[1]	Entities which are substantive related parties of the Company but not been accounted for using the equity method, mainly Qisda Corporation and its subsidiaries.